Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Disclosure of cash and short-term investments	Supporting information

	December 31,	December 31,
As at	2023	2022
Cash	$513	$706
Cash equivalents	387	456
	$900	$1,162